Financial Instruments (Details) - Schedule of Forward and Swap Contracts € in Thousands	12 Months Ended
Dec. 31, 2023 EUR (€)
Interest Swap Transaction Three [Member] | Semi-annually [Member]
Financial Instruments (Details) - Schedule of Forward and Swap Contracts [Line Items]
Description of currency linkage / interest rate receivable	Euribor 6 months
Description of currency linkage / interest rate Payable	Fixed 1%
Date of expiration	December 20, 2037
Fair value	€ 882
Financial power swap [Member]
Financial Instruments (Details) - Schedule of Forward and Swap Contracts [Line Items]
Description of currency linkage / interest rate receivable	Electricity price in Spain
Description of currency linkage / interest rate Payable	Fixed price
Date of expiration	September 30, 2030
Fair value	€ 5,698